TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Income (loss) before taxes on income, net, as reported in the statements of operations from continuing operations	$ (1,636)	$ 1,768	$ 2,102
Tax rates	26.50%	25.00%	25.00%
Theoretical tax expense (benefit)	(434)	442	526
Effect of different tax rates	15	27	25
U.S. state tax	19	35	26
Utilization of carry-forward tax losses for which valuation allowance was provided			(380)
Taxes in respect of previous years as a result of court ruling	6		1,415
Changes in provision for uncertain tax positions	1	1	(362)
Change in valuation allowance	317	148	(340)
Deferred taxes for which valuation allowance was provided	130	(218)	(174)
Taxes on income, net, as reported in the statements of operations	$ 54	$ 435	$ 736